SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues and Other Income
Less : Royalties	$ (238)	$ (1,522)
Operating revenues, net of royalties	24,662	38,344
Other income (loss)	390	645
Total revenue	25,052	38,989
Expenses
Purchases of crude oil and products	9,112	12,562
Operating, selling and general	9,927	11,244
Transportation	1,418	1,442
Depreciation, depletion, amortization and impairment	9,526	10,572
Exploration	186	256
(Gain) loss on disposal of assets	(16)	(253)
Financing expenses	996	633
Total expenses	31,149	36,456
(Loss) Earnings before Income Taxes	(6,097)	2,533
Income Tax (Recovery) Expense
Current	(659)	1,552
Deferred	(1,119)	(1,918)
Total income tax recovery	(1,778)	(366)
Net (Loss) Earnings	(4,319)	2,899
Capital and Exploration Expenditures	3,926	5,558
Operating segments
Revenues and Other Income
Gross revenues	24,900	39,866
Oil Sands
Revenues and Other Income
Less : Royalties	(95)	(917)
Operating revenues, net of royalties	10,522	17,430
Other income (loss)	298	172
Total revenue	10,820	17,602
Expenses
Purchases of crude oil and products	844	1,407
Operating, selling and general	7,169	8,027
Transportation	1,223	1,293
Depreciation, depletion, amortization and impairment	6,430	8,170
Exploration	57	127
(Gain) loss on disposal of assets	(1)	(14)
Financing expenses	336	318
Total expenses	16,058	19,328
(Loss) Earnings before Income Taxes	(5,238)	(1,726)
Income Tax (Recovery) Expense
Current	(645)	266
Deferred	(797)	(1,565)
Total income tax recovery	(1,442)	(1,299)
Net (Loss) Earnings	(3,796)	(427)
Capital and Exploration Expenditures	2,736	3,522
Oil Sands | Operating segments
Revenues and Other Income
Gross revenues	7,792	13,948
Oil Sands | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	2,825	4,399
Exploration and Production
Revenues and Other Income
Less : Royalties	(143)	(605)
Operating revenues, net of royalties	1,756	3,070
Other income (loss)	54	430
Total revenue	1,810	3,500
Expenses
Operating, selling and general	476	525
Transportation	100	80
Depreciation, depletion, amortization and impairment	2,147	1,505
Exploration	129	129
(Gain) loss on disposal of assets		(228)
Financing expenses	47	73
Total expenses	2,899	2,084
(Loss) Earnings before Income Taxes	(1,089)	1,416
Income Tax (Recovery) Expense
Current	64	626
Deferred	(321)	(215)
Total income tax recovery	(257)	411
Net (Loss) Earnings	(832)	1,005
Capital and Exploration Expenditures	489	1,070
Exploration and Production | Operating segments
Revenues and Other Income
Gross revenues	1,899	3,675
Refining and Marketing
Revenues and Other Income
Operating revenues, net of royalties	15,272	22,304
Other income (loss)	48	75
Total revenue	15,320	22,379
Expenses
Purchases of crude oil and products	11,243	15,296
Operating, selling and general	1,892	2,173
Transportation	138	120
Depreciation, depletion, amortization and impairment	867	823
(Gain) loss on disposal of assets	(24)	(11)
Financing expenses	37	55
Total expenses	14,153	18,456
(Loss) Earnings before Income Taxes	1,167	3,923
Income Tax (Recovery) Expense
Current	325	972
Deferred	(24)	(49)
Total income tax recovery	301	923
Net (Loss) Earnings	866	3,000
Capital and Exploration Expenditures	515	818
Refining and Marketing | Operating segments
Revenues and Other Income
Gross revenues	15,180	22,216
Refining and Marketing | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	92	88
Corporate Energy Trading And Eliminations
Revenues and Other Income
Operating revenues, net of royalties	(2,888)	(4,460)
Other income (loss)	(10)	(32)
Total revenue	(2,898)	(4,492)
Expenses
Purchases of crude oil and products	(2,975)	(4,141)
Operating, selling and general	390	519
Transportation	(43)	(51)
Depreciation, depletion, amortization and impairment	82	74
(Gain) loss on disposal of assets	9
Financing expenses	576	187
Total expenses	(1,961)	(3,412)
(Loss) Earnings before Income Taxes	(937)	(1,080)
Income Tax (Recovery) Expense
Current	(403)	(312)
Deferred	23	(89)
Total income tax recovery	(380)	(401)
Net (Loss) Earnings	(557)	(679)
Capital and Exploration Expenditures	186	148
Corporate Energy Trading And Eliminations | Operating segments
Revenues and Other Income
Gross revenues	29	27
Corporate Energy Trading And Eliminations | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	$ (2,917)	$ (4,487)